Changes Carrying Amount of Goodwill by Segment (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011	Mar. 31, 2010
Goodwill [Line Items]
Impairments	¥ 932	[1]
Goodwill	576,758		469,005	438,869
Assets Held-for-sale
Goodwill [Line Items]
Goodwill	29,182
All Other
Goodwill [Line Items]
Impairments	932	[1]
Goodwill	¥ 31,279		¥ 27,833	¥ 29,094

[1]	During the fiscal year ended March 31, 2012, Sony recorded impairment losses of 932 million yen in a reporting unit included in All Other. The impairment charge reflected the overall decline in the fair value of the reporting unit. The fair value of the reporting unit was estimated using the expected present value of future cash flows.